CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 907,551	$ 630,623
Short-term investments	8,618,386	11,649,079
Receivables and other	190,564	211,285
Total current assets	9,716,501	12,490,987
Non-current assets
Marketable securities	7,422	16,473
Exploration and evaluation ("E&E") assets	2,280,490	2,369,034
Property and equipment	827	1,181
Total assets	12,005,240	14,877,675
Current liabilities
Accounts payable and accrued liabilities	676,605	97,825
Total liabilities	676,605	97,825
SHAREHOLDERS' EQUITY
Share capital	16,568,175	16,329,958
Other reserves	2,355,931	2,044,692
Accumulated other comprehensive income (loss) ("AOCI")	(574,949)	(574,949)
Deficit	(7,020,522)	(3,019,851)
Total equity	11,328,635	14,779,850
Total liabilities and shareholders' equity	$ 12,005,240	$ 14,877,675